SCHEDULE OF CURRENCY EXCHANGE RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
HKD To USD [member]
IfrsStatementLineItems [Line Items]
Year End	0.129	0.128	0.128
Average Rate	0.129	0.128	0.128
CNY To USD [member]
IfrsStatementLineItems [Line Items]
Year End	0.139	0.141	0.144
Average Rate	0.139	0.141	0.148
EUR To USD [member]
IfrsStatementLineItems [Line Items]
Year End	1.047	1.110	1.066
Average Rate	1.059	1.099	1.052
PEN To USD [member]
IfrsStatementLineItems [Line Items]
Year End	0.266	0.270	0.262
Average Rate	0.266	0.268	0.261